Income Taxes - Summary of Movements of Valuation Allowance (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Movements of the valuation allowance
Balance at the beginning of the period	¥ 26,584,197	¥ 21,275,591	¥ 35,845,674
Additions	9,261,477	23,437,979	11,024,410
Reduction due to gain from discharge of intercompany payables			(25,594,493)
Balance at the end of the period	¥ 35,845,674	¥ 44,713,570	¥ 21,275,591